Non-financial Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Non-financial Assets and Liabilities [Line Items]
Provisions (in Dollars)	$ 697,907	$ 450,104	$ 399,788
Accrued leave or require payment	12 months
AVb6 Integrin [Member]
Non-financial Assets and Liabilities [Line Items]
Probability directors’ assumptions	70.00%
Amortized over a period	20 years
hu PSA Anti-body [Member]
Non-financial Assets and Liabilities [Line Items]
Probability directors’ assumptions	70.00%
Amortized over a period	15 years
NanoMab [Member]
Non-financial Assets and Liabilities [Line Items]
Probability directors’ assumptions	70.00%
Amortized over a period	20 years
Pivalate [Member]
Non-financial Assets and Liabilities [Line Items]
Amortized over a period	15 years
MAb [Member]
Non-financial Assets and Liabilities [Line Items]
Amortized over a period	20 years